EARNINGS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of calculation of net earnings per common share - basic and diluted

	For the three months ended
	March 31,	March 31,
	2024	2023
Basic and diluted:
Net loss	$(1,971,311)	$(1,430,810)
Weighted-average number of common shares	12,952,106	7,569,115
Basic and diluted net loss per common share	$(0.15)	$(0.19)

	For the year ended
	December 31,	December 31,
	2023	2022
Basic and diluted:
Net loss	$(6,663,428)	$(5,681,833)
Weighted-average number of common shares	10,515,995	6,528,959
Basic and diluted net loss per common share	$(0.63)	$(0.87)